Related Party Balances and Transaction	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTION

NOTE 10 — RELATED PARTY BALANCES AND TRANSACTION

Name	Relationship	December 31, 2025	June 30, 2026
		RMB	RMB
Due from related parties
Peixuan Wang (a)	Chairwomen of the Company	998,871	961,883
Total amount due from related parties		998,871	961,883
Due to related parties
Junjun Hao	Executive direct and manager of Sentu Lejiao	16,549	—
Others		88,048	120,507
Total amount due to related parties		104,597	120,507

(a)	As of December 31, 2025 and June 30, 2026, the balance due from Ms. Peixuan Wang represented the excess payment of professional fees to Ms. Peixuan Wang over the actual payments made by the related party on behalf of the Company.